Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

As disclosed in the Company’s current report furnished on Form 6-K on May 26, 2026, the Company entered into a stock purchase agreement with PMA Technology Holdings Limited, Legend Master Development Limited and F.F.Formation Holding Co. Ltd (collectively the “PMA Sellers”) for the acquisition of the entire issued share capital of PMA Nano Carbon Tech Limited, an exempted limited company incorporated under the laws of the British Virgin Islands (the “Target Company”) at the consideration of USD110,000,000 in aggregate, which shall be settled by the Company issuing unsecured convertible promissory notes to the PMA Sellers of the same amount.

On June 9, 2026, the transaction closed where the entire issued share capital of PMA Nano Carbon Tech Limited was transferred to the Company and the Company issued three unsecured convertible promissory notes to the PMA Sellers in an aggregate amount of USD110,000,000.

On June 16, 2026, the Company resolved as an ordinary resolution that the authorized share capital of the Company be and is hereby increased from USD50,000 divided into 100,000,000 ordinary shares with USD0.0005 par value each (the “Ordinary Shares”) to USD25,000,000 divided into 50,000,000,000 Ordinary Shares with USD0.0005 par value each by the creation of additional 49,900,000,000 Ordinary Shares.

On June 16, 2026, the Company resolved as an ordinary resolution that the authorized share capital of the Company be and is hereby redesignated and reclassified from USD25,000,000 divided into 50,000,000,000 Ordinary Shares with USD0.0005 par value each to USD25,000,000 divided into 40,000,000,000 Class A ordinary shares with USD0.0005 par value each (the “Class A Ordinary Shares”) and 10,000,000,000 Class B ordinary shares with USD0.0005 par value each (the “Class B Ordinary Shares”) by taking the following steps:

(i)	all issued Ordinary Shares (except for 6,000,000 issued Ordinary Shares held by Mr. Chi Ming Lam) be and hereby are redesignated and reclassified into Class A Ordinary Shares on a one-for-one basis, each conferring the holder thereof one (1) vote per Class A Ordinary Share at a general meeting of the Company or on any shareholders’ resolutions and the other rights attached to it as set out in the Amended M&A, and each being not convertible into any Class B Ordinary Shares unless approved by way of an ordinary resolution of the shareholders of the Company;

(ii)	6,000,000 issued Ordinary Shares held by Mr. Chi Ming Lam be and hereby are redesignated and reclassified into Class B Ordinary Shares on a one-for-one basis, each conferring the holder thereof one hundred (100) votes per Class B Ordinary Share at a general meeting of the Company or on any shareholders’ resolutions and the other rights attached to it as set out in the Amended M&A; and each being convertible into one Class A Ordinary Shares at the option of the holder thereof, at any time after issue and without the payment of any additional sum; and

(iii)	39,993,025,000 authorized but unissued Ordinary Shares be and hereby are redesignated and reclassified into Class A Ordinary Shares on a one-for-one basis and the remaining 9,994,000,000 authorized but unissued Ordinary Shares be and hereby are redesignated and reclassified into Class B Ordinary Shares on a one-for-one basis.

On August 11, 2026, the Company entered into a stock purchase agreement to acquire the entire issued share capital of Meals Through Seasons Limited, a business company incorporated under the laws of the British Virgin Islands, with Hongs Smart Limited and Yapjianhuei Smart Limited (collectively, the “MTS Sellers”) for an aggregate consideration of US$510,000,000, payable in full in securities of the Company. The Meals Through Seasons Limited holds the entire issued share capital of Meal Though Seasons HK Limited. Meal Though Seasons HK Limited is mainly engaged in organic agricultural product supply chains, agricultural base operations, agricultural product sorting and processing, cold chain logistics, channel sales and related businesses.

The aggregate consideration of US$510,000,000 is payable in full in securities of the Company, and no cash is payable by the Company. It comprises (i) 150,000,000 Class A ordinary shares of the Company, par value US$0.0005 per share, to be issued at closing at an agreed reference price of US$1.00 per share, representing an aggregate value of US$150,000,000, and (ii) unsecured convertible promissory notes in the aggregate original principal amount of US$360,000,000, to be issued at closing pursuant to a note purchase agreement to be entered into at closing. The consideration is allocated between the MTS Sellers in proportion to their respective interests in Meals Through Seasons Limited, being 70% for Hongs Smart Limited and 30% for Yapjianhuei Smart Limited.  Closing of the transaction is scheduled to occur on or before August 31, 2026, subject to the satisfaction or waiver of the conditions set out in the stock purchase agreement.

Except as disclosed above, the Company has evaluated all events subsequent to March 31, 2026 through the date these consolidated financial statements were available to be issued and, other than those described herein, has determined that there are no other material subsequent events requiring disclosure in these consolidated financial statements.